Schedule of Investments (unaudited) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services(a) — 0.3%
Citigroup, Inc., (SOFR + 1.18%), 2.52%, 11/03/32	$7,346	$6,918,286
Goldman Sachs Group, Inc., (SOFR + 1.41%), 3.10%, 02/24/33	21,113	20,783,256

		27,701,542

Education — 0.6%
Chapman University, 3.00%, 04/01/51	3,495	3,182,270
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/29	2,677	2,763,314
Grand Canyon University, 5.13%, 10/01/28	40,619	40,619,000
Thomas Jefferson University, 3.85%, 11/01/57	8,257	8,233,186

		54,797,770

Health Care Providers & Services — 1.2%
AdventHealth Obligated Group, 2.80%, 11/15/51	10,000	8,961,669
Allina Health System, Series 2021, 2.90%, 11/15/51	9,060	8,140,735
Baylor Scott & White Holdings, 2.84%, 11/15/50	4,546	4,063,997
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	3,161	3,115,501
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	22,500	20,236,100
Series 2020, 2.88%, 09/01/50	5,828	5,225,375
Kaiser Foundation Hospitals, 3.00%, 06/01/51	8,084	7,493,209
Methodist Hospital, Series 20A, 2.71%, 12/01/50	10,039	8,689,718
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	8,626	7,471,198
Novant Health, Inc., 3.17%, 11/01/51	7,685	7,390,310
OhioHealth Corp., 2.83%, 11/15/41	16,570	15,274,998
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	283,762
Providence St Joseph Health Obligated Group, 2.70%, 10/01/51	4,030	3,430,712
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	1,738	1,874,051
Sutter Health, Series 2018, 3.70%, 08/15/28	192	202,721

		101,854,056

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp., 2.87%, 02/01/30	18,210	17,950,265

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	20,085	16,416,326

Total Corporate Bonds — 2.5% (Cost: $234,513,409)		218,719,959

Security	Shares	Value

Investment Companies

Equity Funds — 1.4%
iShares National Muni Bond ETF(b)	1,150,000	$129,628,000

Total Investment Companies — 1.4% (Cost: $132,371,900)		129,628,000

	Par (000)

Municipal Bonds

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority, Refunding RB
Series B, 2.16%, 09/01/32	$4,000	3,883,340
Series B, 2.26%, 09/01/33	6,300	6,103,673
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Sub Lien, 7.00%, 10/01/51	3,000	3,375,252
Series D, Sub Lien, 6.50%, 10/01/53	15,110	16,838,705
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(c)	6,870	7,190,342

		37,391,312

Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)	20,620	3,278,044
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,539,310
Series B, 5.00%, 10/01/34	5,000	5,531,725
Series C, AMT, 5.00%, 10/01/27	6,060	6,983,883
Series C, AMT, 5.00%, 10/01/30	5,570	6,730,682

		28,063,644

Arizona — 2.5%
Arizona Health Facilities Authority, RB, Series B, 0.95%, 01/01/37(a)	50,000	48,614,950
Arizona Health Facilities Authority, Refunding RB, 5.00%, 12/01/39	5,000	5,442,420
Arizona Industrial Development Authority, RB(c) 7.10%, 01/01/55	3,195	3,160,906
Series A, 5.00%, 07/01/39	1,335	1,388,721
Series A, 5.00%, 07/01/49	2,075	2,142,765
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33(a)	57,579	61,513,921
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/44	10,000	11,978,490
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	10,000	11,579,450
Industrial Development Authority of the City of Phoenix, RB(c)
Series A, 6.50%, 07/01/34	965	1,070,312
Series A, 5.00%, 07/01/36	7,315	7,974,542

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, RB(c) (continued)
Series A, 5.00%, 07/01/41	$5,000	$5,396,890
Industrial Development Authority of the City of Phoenix, Refunding RB(c)
5.00%, 07/01/35	4,000	4,317,645
5.00%, 07/01/45	1,495	1,580,085
Maricopa County Industrial Development Authority, RB
Series A, 5.00%, 09/01/28	550	661,742
Series A, 5.00%, 09/01/31	1,000	1,256,562
Series A, 5.00%, 09/01/32	1,000	1,249,310
Series A, 5.00%, 09/01/34	1,000	1,240,099
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/36(c)	250	272,926
Maricopa County Pollution Control Corp. Refunding RB, 2.40%, 06/01/35	50,000	47,803,225
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 01/01/47	5,000	6,028,820

		224,673,781

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(c)	37,355	40,016,581

California — 14.7%
Bay Area Toll Authority, Refunding RB, Series A, 2.00%, 04/01/56(a)	15,000	15,178,575
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,774,595
5.00%, 02/01/37	5,000	5,766,110
Series A-1, 5.00%, 11/01/27	6,000	7,129,332
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	11,682	12,305,486
Class A, (FHLMC COLL), 3.75%, 03/25/35	49,752	55,547,236
Series 2021-1, Class A, 3.50%, 11/20/35	58,924	62,846,334
Series A, 4.25%, 01/15/35	19	21,314
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	12,643,130
California Municipal Finance Authority, RB
(BAM), 5.00%, 05/15/25	500	547,955
(BAM), 5.00%, 05/15/26	400	447,396
(BAM), 5.00%, 05/15/27	500	569,912
(BAM), 5.00%, 05/15/28	525	609,488
5.38%, 07/01/34(c)	1,000	1,054,861
5.63%, 07/01/44(c)	2,760	2,901,527
6.00%, 07/01/44	1,960	2,114,640
Series A, 6.00%, 08/01/44(c)	330	346,861
Series A, 6.13%, 08/01/49(c)	285	299,491
Series B, 5.88%, 08/15/49	1,000	1,037,973
California Pollution Control Financing Authority Refunding RB, Series A-2, AMT, 3.63%, 07/01/27	13,000	13,808,665
California Pollution Control Financing Authority, RB(c)
AMT, 5.00%, 07/01/37	20,000	20,561,780
Series A, AMT, 5.00%, 11/21/45	50,000	51,199,450
California School Finance Authority, RB(c)
4.00%, 08/01/36	325	356,347
4.00%, 08/01/41	525	568,940
4.00%, 08/01/51	800	858,968
4.00%, 08/01/61	2,275	2,432,250

Security	Par (000)	Value

California (continued)
California School Finance Authority, RB(c) (continued)
Series A, 6.50%, 11/01/34	$1,015	$1,111,193
Series A, 6.75%, 11/01/45	1,395	1,520,109
California Statewide Communities Development Authority, Refunding RB
1.45%, 04/01/28	10,000	9,643,760
1.75%, 09/01/29	24,000	22,721,472
Series A, 5.25%, 11/01/44(c)	1,250	1,303,740
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,580,150
City of Los Angeles Department of Airports Refunding ARB
Series A, AMT, 5.00%, 05/15/51	9,035	10,720,326
Series D, AMT, 5.00%, 05/15/26	4,725	5,327,390
Series D, AMT, 5.00%, 05/15/27	5,105	5,875,350
Series D, AMT, 5.00%, 05/15/28	2,705	3,176,720
Series D, AMT, 5.00%, 05/15/29	5,000	5,985,260
Series D, AMT, 5.00%, 05/15/30	10,000	12,178,150
Series D, AMT, 5.00%, 05/15/31	14,600	18,050,841
Series D, AMT, 5.00%, 05/15/32	13,000	16,149,588
Series D, AMT, 5.00%, 05/15/33	20,000	24,831,420
Series D, AMT, 5.00%, 05/15/34	20,000	24,761,340
Series D, AMT, 5.00%, 05/15/35	23,770	29,339,477
Series D, AMT, 5.00%, 05/15/36	31,000	38,136,138
Series D, AMT, 5.00%, 05/15/37	31,225	38,182,024
City of Los Angeles Department of Airports, Refunding ARB
Series B, 5.00%, 05/15/26	2,500	2,830,013
Series B, 5.00%, 05/15/34	4,125	5,129,664
Series B, 5.00%, 05/15/35	1,875	2,329,140
Series B, 5.00%, 05/15/36	3,165	3,940,890
Series B, 5.00%, 05/15/37	2,725	3,367,522
Series B, 5.00%, 05/15/38	3,140	3,869,139
Series B, 5.00%, 05/15/39	3,500	4,305,984
Series B, 5.00%, 05/15/40	4,930	6,049,263
Series A, AMT, 5.00%, 05/15/39	7,055	8,516,500
Series A, AMT, 5.00%, 05/15/40	5,000	6,019,855
Series A, AMT, 5.00%, 05/15/46	18,605	22,195,505
CMFA Special Finance Agency VII, RB, M/F Housing, 4.00%, 08/01/47(c)	3,575	3,163,771
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	7,490	6,567,404
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(c)	4,095	3,335,922
CSCDA Community Improvement Authority, RB, M/F Housing(c)
3.13%, 07/01/56	15,360	12,983,793
3.25%, 07/01/56	5,175	4,515,948
3.25%, 04/01/57	3,940	3,413,600
3.25%, 05/01/57	7,700	6,606,908
4.00%, 06/01/57	5,890	5,182,988
4.00%, 07/01/58	12,580	10,774,256
3.25%, 10/01/58	1,380	1,209,279
Series A-2, 4.00%, 10/01/56	23,320	22,750,666
Series B, 4.00%, 12/01/59	8,355	6,453,912
Senior Lien, 3.25%, 05/01/57	6,205	5,512,590
Senior Lien, 3.13%, 06/01/57	13,740	11,440,652
Series B, Sub Lien, 4.00%, 12/01/59	9,645	7,619,492

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Glendale Community College District, GO, CAB, Series B, 0.00%, 08/01/39(d)	$6,755	$4,156,662
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 5.00%, 06/01/25(e)	8,760	9,774,828
(SAP), 2.09%, 06/01/28	9,450	9,211,312
(SAP), 2.35%, 06/01/30	8,000	7,763,600
3.85%, 06/01/50	2,905	2,856,106
Series A-1, 3.49%, 06/01/36	5,055	4,834,668
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, 0.00%, 06/01/66(d)	58,750	8,722,789
Los Angeles Department of Water & Power, RB
5.00%, 07/01/45	16,130	19,874,079
5.00%, 07/01/51	50,000	61,268,600
Municipal Improvement Corp of Los Angeles, Refunding RB
5.00%, 11/01/38	5,990	7,470,884
5.00%, 11/01/39	6,300	7,838,825
5.00%, 11/01/40	6,620	8,212,474
5.00%, 11/01/41	6,960	8,621,150
Northern California Gas Authority No. 1, RB, Series B, 0.86%, 07/01/27(a)	4,115	4,094,121
Orange County Sanitation District, Refunding COP, Series A, 5.00%, 02/01/33	25,835	33,159,972
Poway Unified School District, Refunding GO, CAB(d)
0.00%, 08/01/35	5,950	4,272,713
0.00%, 08/01/38	10,400	6,810,918
San County Diego COP
5.00%, 10/01/46	11,045	13,629,386
5.00%, 10/01/51	14,145	17,356,184
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, 2nd Series, AMT, 5.00%, 05/01/48	5,500	6,279,900
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series A, 5.00%, 10/01/43	23,905	30,118,029
Series A, 5.00%, 10/01/44	25,130	31,602,508
Series A, 5.00%, 10/01/45	21,420	26,916,479
Series A, 5.00%, 10/01/46	10,000	12,552,770
Series A, 4.00%, 10/01/47	10,000	11,545,220
Series A, 4.00%, 10/01/48	25,000	28,831,150
Series A, 4.00%, 10/01/49	25,000	28,808,000
Series A, 4.00%, 10/01/50	25,000	28,795,750
Series A, 4.00%, 10/01/51	25,000	28,773,325
Series A, AMT, 5.00%, 05/01/32	15,000	18,542,355
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(c)(d)
Series D, 0.00%, 08/01/26	1,170	953,759
Series D, 0.00%, 08/01/43	20,000	6,959,240
San Mateo County Community College District, GO(d)
Series B, Election 2005, (NPFGC), 0.00%, 09/01/35	11,000	7,977,838
Series B, Election 2005, (NPFGC), 0.00%, 09/01/36	21,650	15,241,665

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	$4,600	$4,297,697
State of California, Refunding GO, 5.00%, 10/01/37	31,500	40,190,252
Tobacco Securitization Authority of Northern California, Refunding RB
Series A, 5.00%, 06/01/26	2,000	2,258,256
Series A, 5.00%, 06/01/27	1,550	1,783,866
Series A, 5.00%, 06/01/28	1,000	1,171,399
Series A, 5.00%, 06/01/29	1,050	1,247,094
Series A, 5.00%, 06/01/32	1,300	1,561,504
Series A, 4.00%, 06/01/34	1,335	1,474,828
Series A, 4.00%, 06/01/40	1,150	1,261,708

		1,306,681,583

Colorado — 1.6%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	4,125	4,284,407
City & County of Denver CO Airport System Revenue, ARB, Series A, AMT, 5.00%, 12/01/30	12,780	15,582,922
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/36	10,750	14,234,365
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/22	30	30,688
5.00%, 07/01/46(c)	2,000	2,144,716
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/26	5,000	5,759,920
Series A, 5.00%, 08/01/27	5,000	5,900,910
Series A, 5.00%, 08/01/30	10,000	12,126,050
Series A, 5.00%, 08/01/31	5,000	6,017,160
Series A, 5.00%, 08/01/32	5,000	5,964,830
Series A, 5.00%, 08/01/35	5,000	5,991,930
Series A, 5.00%, 08/01/36	10,000	11,953,810
Series A, 5.00%, 08/01/38	5,000	5,958,275
Series A, 5.00%, 08/01/39	5,000	5,948,980
Colorado Housing and Finance Authority, Refunding RB, S/F Housing
Series B, (GNMA), 3.25%, 05/01/52	14,925	15,767,069
Series B, Class I, (GNMA), 3.00%, 05/01/51	4,845	5,039,987
Series H, (GNMA), 3.00%, 05/01/50	1,915	1,981,119
DIATC Metropolitan District, GO(c)
5.00%, 12/01/39	1,245	1,325,656
5.00%, 12/01/49	2,000	2,114,200
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,043	1,093,621
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(c)	2,965	3,029,742
Plaza Metropolitan District No.1, Refunding TA, 4.00%, 12/01/23(c)	1,000	1,009,111
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	5,928,110
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	1,040,933
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	2,756	2,842,715

		143,071,226

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 1.1%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 2.88%, 11/15/30	$5,700	$5,804,646
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
0.55%, 05/15/26	1,000	954,907
0.60%, 11/15/26	1,000	948,231
0.70%, 05/15/27	2,500	2,360,728
0.75%, 11/15/27	2,250	2,111,722
0.85%, 05/15/28	2,940	2,750,670
0.90%, 11/15/28	1,150	1,069,199
1.05%, 05/15/29	3,000	2,791,551
1.10%, 11/15/29	5,630	5,208,994
1.30%, 05/15/30	3,450	3,211,891
1.35%, 11/15/30	4,050	3,754,860
1.45%, 05/15/31	1,220	1,132,389
1.50%, 11/15/31	4,910	4,551,148
1.60%, 05/15/32	3,740	3,480,294
1.70%, 05/15/34	2,635	2,425,193
Series B-1, (FHLMC, FNMA, GNMA), 3.00%, 11/15/49	1,910	1,980,108
Sub-Series A-1, 3.50%, 11/15/45	6,530	6,882,346
Sub-Series C-1, 3.63%, 11/15/38	4,090	4,224,950
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(c)	2,370	2,565,660
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	10,540	10,903,071
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	5,475	5,664,067
Mohegan Tribe of Indians of Connecticut, Refunding RB(c)
Series C, 5.75%, 02/01/24	3,320	3,437,236
Series C, 5.75%, 02/01/25	3,755	3,938,139
Series C, 6.25%, 02/01/30	4,930	5,304,010
State of Connecticut, Special Tax Revenue, RB
Series D, 5.00%, 11/01/26	945	1,091,650
Series D, 5.00%, 11/01/27	1,355	1,603,008
Series D, 4.00%, 11/01/39	4,625	5,341,607
Town of West Hartford Connecticut, GO, Series B, 0.72%, 07/01/24	1,500	1,463,475

		96,955,750

District of Columbia — 1.0%
District of Columbia, Refunding GO
Series D, 4.00%, 02/01/39	5,000	5,772,660
Series D, 4.00%, 02/01/46	9,500	10,828,641
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
AMT, 5.00%, 10/01/27	5,000	5,789,230
Series A, AMT, 5.00%, 10/01/30	5,000	5,407,380
Series A, AMT, 4.00%, 10/01/51	19,570	21,425,804
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/43	32,775	37,414,957

		86,638,672

Florida — 4.3%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	285	288,165
3.75%, 05/01/29	550	571,112
4.40%, 05/01/39	1,030	1,098,090

Security	Par (000)	Value

Florida (continued)
Alta Lakes Community Development District, SAB (continued)
4.63%, 05/01/49	$1,775	$1,894,679
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	400	416,543
5.00%, 11/01/31	500	524,195
5.25%, 11/01/46	3,475	3,622,882
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/31	580	631,273
4.00%, 11/15/45	1,575	1,613,766
4.00%, 11/15/55	2,340	2,354,866
Broward County Florida Port Facilities Revenue, ARB, Series A, 5.00%, 09/01/44	5,000	5,934,945
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	10,000	11,479,040
Series A, AMT, 5.00%, 06/01/45	5,000	5,670,995
Capital Trust Agency, Inc., RB
8.00%, 01/01/34	550	11,000
8.25%, 01/01/44	940	18,800
8.25%, 01/01/49	3,010	60,200
5.00%, 12/15/55(c)	2,845	2,982,448
4.88%, 06/15/56(c)	12,000	12,107,556
Series A, 5.00%, 12/15/39	1,775	1,906,132
Series A, 5.00%, 06/15/49(c)	5,000	5,356,900
Series A, 5.00%, 12/15/49	3,380	3,586,984
Series A, 5.00%, 12/15/54	1,955	2,068,110
Series A-1, 5.00%, 07/01/56(c)	8,220	9,256,156
Series A-2, 5.00%, 01/01/26(c)	2,330	2,340,038
Celebration Pointe Community Development District No 1 Special Assessment, SAB, 4.00%, 05/01/53	3,000	3,060,942
Celebration Pointe Community Development District, SAB
4.75%, 05/01/24	145	149,630
5.00%, 05/01/34	710	743,508
5.13%, 05/01/45	985	1,027,752
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	1,181,742
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(c)	3,365	3,613,872
City of Lakeland FL Department of Electric Utilities, RB, 5.00%, 10/01/48	13,500	18,925,623
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(c)(f)(g)	1,000	695,000
County of Broward FL Tourist Development Tax Revenue, Refunding RB, 4.00%, 09/01/51	20,000	22,292,960
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	11,120	11,803,747
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, 4.00%, 10/01/50	11,005	12,096,685
County of Palm Beach Florida, RB(c)
5.25%, 04/01/23	85	85,253
5.00%, 04/01/39	2,700	3,041,785
5.00%, 04/01/51	2,305	2,536,132

SCHEDULES OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	$2,230	$2,327,074
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	1,000	1,013,702
Florida Development Finance Corp., RB Series A, 5.75%, 06/15/29	365	390,430
Series A, 6.00%, 06/15/34	440	472,318
Series A, 6.13%, 06/15/44	1,685	1,797,218
Series C, 5.75%, 12/15/56(c)	4,090	3,790,792
AMT, 3.00%, 06/01/32	4,240	4,381,336
Florida Development Finance Corp., Refunding RB 5.00%, 11/15/26	1,000	1,153,816
5.00%, 11/15/27	850	1,003,510
5.00%, 11/15/28	1,050	1,265,223
5.00%, 11/15/29	1,350	1,655,972
5.00%, 11/15/30	1,500	1,871,319
5.00%, 11/15/31	1,600	2,026,491
5.00%, 11/15/32	1,800	2,271,056
Series A, 4.50%, 12/15/56(c)	11,970	10,952,430
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 1.80%, 07/01/36	2,495	2,343,394
Series 1, (FHLMC, FNMA, GNMA), 2.10%, 07/01/46	9,975	8,759,556
Series 1, (FHLMC, FNMA, GNMA), 2.15%, 07/01/51	6,485	5,505,849
Series 1, (FHLMC, FNMA, GNMA), 3.00%, 01/01/52	9,970	10,376,347
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,015	1,037,084
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	2,216,579
Series A-1, 4.10%, 05/01/48	1,400	1,433,132
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/25	285	291,745
2.13%, 05/01/26	230	226,363
4.25%, 05/01/26	1,060	1,090,960
2.63%, 05/01/31	260	249,753
4.88%, 05/01/35	1,105	1,152,022
4.40%, 05/01/39	755	795,323
3.13%, 05/01/41	645	604,423
4.88%, 05/01/45	2,275	2,354,536
5.13%, 05/01/46	5,940	6,262,192
4.50%, 05/01/49	1,670	1,748,390
4.00%, 05/01/51	925	942,543
Miami-Dade County Seaport Department, Refunding RB, Series A-2, (AGM), 4.00%, 10/01/49	29,665	33,105,280
Miami-Dade County, RB(d) 0.00%, 10/01/38	30,000	18,049,050
0.00%, 10/01/44	10,000	4,698,590
Series C, (AGC), 0.00%, 10/01/44	48,000	22,482,816
Miami-Dade County, Refunding RB, Series A, (AGC), 0.00%, 10/01/45(d)	10,000	4,437,480
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,902,228
Orange County Housing Finance Authority, RB, Series A, (FHLMC, FNMA, GNMA), 3.00%, 09/01/50	955	990,769

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	$1,000	$1,033,303
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	2,030	2,268,549
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	1,000	1,039,188
Series 1, 3.50%, 05/01/37	1,250	1,284,011
Reunion East Community Development District, SAB 2.40%, 05/01/26	360	357,143
2.85%, 05/01/31	500	490,375
3.15%, 05/01/41	1,000	953,673
4.00%, 05/01/51	1,340	1,375,778
Sawyers Landing Community Development District, SAB 3.75%, 05/01/31	1,550	1,607,110
4.13%, 05/01/41	2,525	2,638,009
State Board of Administration Finance Corp., RB, Series A, 1.26%, 07/01/25	10,000	9,730,270
State of Florida, Refunding GO, Series C, 5.00%, 06/01/23(h)	3,670	3,853,181
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	143	90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	2,205,942
Talavera Community Development District, SAB 4.35%, 05/01/40	495	519,486
4.50%, 05/01/50	770	806,377
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(i)	490	392,092
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(i)	190	188,819
Tolomato Community Development District, SAB(f)(g)
Series 2015-1, 6.61%, 05/01/40	800	780,532
Series 2015-3, 6.61%, 05/01/40	535	5
Series 3, 6.38%, 05/01/17	425	4
Town of Davie, RB, 4.00%, 10/01/51	2,360	2,699,913
Trout Creek Community Development District, SAB 5.50%, 05/01/35	2,325	2,449,134
5.63%, 05/01/45	3,625	3,801,788
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, 4.00%, 07/01/35.	7,270	8,442,178

V-Dana Community Development District, SAB, 4.00%, 05/01/52	750	764,057

Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,762,931

Village Community Development District No.10, SAB, 4.50%, 05/01/23	765	766,871

Westside Haines City Community Development District, SAB 2.50%, 05/01/26	250	246,865
3.00%, 05/01/31	435	426,344
3.25%, 05/01/41	1,010	956,580
4.00%, 05/01/52	1,250	1,269,113

		381,679,001

5

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 3.8%
Atlanta Urban Redevelopment Agency, RB(c)
2.38%, 07/01/26	$1,660	$1,657,601
2.88%, 07/01/31	1,930	1,917,766
3.63%, 07/01/42	5,605	5,635,945
3.88%, 07/01/51	2,630	2,641,959
Brookhaven Development Authority, RB, Series A, 5.00%, 07/01/26	1,250	1,431,360
City of Atlanta GA Department of Aviation, Refunding RB
Series B, 5.00%, 07/01/27	890	1,045,637
Series B, 5.00%, 07/01/28	1,100	1,322,154
Series B, 5.00%, 07/01/29	1,095	1,342,935
Series B, 5.00%, 07/01/32	1,625	2,058,924
Series B, 5.00%, 07/01/33	1,800	2,273,711
Series B, 5.00%, 07/01/34	1,635	2,061,912
Series B, 5.00%, 07/01/35	2,600	3,271,843
Series B, 5.00%, 07/01/36	3,320	4,170,086
Series B, 5.00%, 07/01/37	1,600	2,001,510
Series C, AMT, 5.00%, 07/01/29	1,160	1,409,279
Series C, AMT, 5.00%, 07/01/30	1,315	1,624,259
Series C, AMT, 5.00%, 07/01/31	1,730	2,168,050
Series C, AMT, 5.00%, 07/01/32	1,000	1,250,111
Series C, AMT, 5.00%, 07/01/33	1,400	1,743,133
Series C, AMT, 5.00%, 07/01/34	1,000	1,241,807
Series C, AMT, 5.00%, 07/01/35	1,500	1,858,724
Series C, AMT, 5.00%, 07/01/36	1,500	1,852,763
Series C, AMT, 5.00%, 07/01/37	1,620	1,987,871
City of Columbus GA, GO(h)
5.00%, 01/01/30	5,000	6,263,690
5.00%, 01/01/31	5,000	6,401,065
Development Authority for Fulton County, Refunding RB, Series C, 5.00%, 07/01/26	1,285	1,471,438
Georgia Housing & Finance Authority, Refunding RB, S/F Housing
Series A, 2.40%, 12/01/41	4,245	3,988,105
Series A, 2.65%, 12/01/46	8,000	7,552,296
Series A, 2.70%, 12/01/51	10,410	9,840,677
Georgia State Road & Tollway Authority, RB
5.00%, 06/01/26	1,950	2,236,502
5.00%, 06/01/31	8,950	11,172,352
Series A, (GTD), 4.00%, 07/15/38	15,470	18,184,830
Series A, (GTD), 4.00%, 07/15/39	16,095	18,886,807
Series A, (GTD), 4.00%, 07/15/40	16,740	19,585,833
Series A, (GTD), 4.00%, 07/15/41	16,675	19,459,158
Series A, (GTD), 4.00%, 07/15/43	8,210	9,539,191
Gwinnett County School District, GO(h)
Series B, 5.00%, 08/01/25	25,000	28,107,950
Series B, 5.00%, 08/01/26	25,000	28,888,125
Series B, 5.00%, 08/01/27	25,000	29,650,450
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/26	3,000	3,361,707
Series A, 5.00%, 05/15/27	2,000	2,286,906
State of Georgia, Refunding GO
Series A, 4.00%, 07/01/37	36,810	43,359,162
Series A, 4.00%, 07/01/38	17,620	20,706,707

		338,912,291

Security	Par (000)	Value

Hawaii — 0.1%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	$625	$696,311
5.00%, 05/15/49	2,750	3,057,997
State of Hawaii, Refunding GO, Series GJ, 2.04%, 08/01/31	7,500	7,286,107

		11,040,415

Idaho — 0.3%
Idaho Housing & Finance Association, RB(c)
4.25%, 06/15/62	5,910	5,533,066
Series A, 6.95%, 06/15/55	5,150	5,486,707
Idaho Housing & Finance Association, Refunding RB
Series A, 5.00%, 07/15/30	500	624,055
Series A, 5.00%, 07/15/31	725	920,944
Series A, 5.00%, 07/15/32	1,000	1,267,123
Series A, 5.00%, 07/15/33	1,100	1,388,583
Series A, 5.00%, 07/15/34	1,250	1,572,646
Series A, 5.00%, 07/15/35	1,250	1,568,034
Series A, 4.00%, 07/15/36	1,500	1,733,374
Series A, 4.00%, 07/15/37	2,100	2,419,045
Series A, 4.00%, 07/15/38	3,000	3,443,160
Series A, 4.00%, 07/15/39	3,250	3,717,337

		29,674,074

Illinois — 3.0%
Chicago Board of Education, GO
6.32%, 11/01/29	7,990	9,186,694
Series A, 5.00%, 12/01/42	50,165	51,244,651
Series C, 5.25%, 12/01/39	7,050	7,534,828
Series D, 5.00%, 12/01/46	37,120	39,210,843
Series H, 5.00%, 12/01/46	5,000	5,464,160
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	22,014,496
6.14%, 12/01/39	8,460	9,949,620
6.52%, 12/01/40	7,045	8,734,595
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230	11,367,579
Series C, 5.00%, 12/01/23	4,145	4,354,907
Series C, 5.00%, 12/01/24	4,280	4,598,762
Series C, 5.00%, 12/01/25	1,440	1,578,404
Series C, 5.00%, 12/01/27	4,585	5,201,495
Series C, 5.00%, 12/01/34	5,590	6,256,155
Series F, 5.00%, 12/01/23	7,220	7,585,628
City of Chicago Illinois Revenue, Refunding SAB
1.57%, 12/01/22	270	269,993
1.99%, 12/01/23	280	280,224
2.27%, 12/01/24	315	315,616
2.53%, 12/01/25	335	336,065
2.69%, 12/01/26	305	305,839
2.87%, 12/01/27	248	248,972
3.04%, 12/01/28	270	271,514
3.20%, 12/01/29	325	327,444
3.29%, 12/01/30	350	352,532
3.38%, 12/01/31	375	378,276
3.45%, 12/01/32	300	303,119
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 08/15/26	1,925	2,205,507
Series A, 5.00%, 08/15/27	2,165	2,536,588
Series A, 5.00%, 08/15/28	3,310	3,962,308
Series A, 5.00%, 08/15/29	2,450	2,988,098

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
Series A, 5.00%, 08/15/30	$2,560	$3,179,387
Series A, 5.00%, 08/15/31	2,530	3,196,943
Series A, 5.00%, 08/15/32	2,960	3,735,638
Series A, 5.00%, 08/15/33	3,640	4,583,936
Series A, 5.00%, 08/15/34	4,870	6,112,873
Series A, 5.00%, 08/15/35	5,000	6,263,490
Series A, 5.00%, 08/15/36	4,830	6,023,309
Series C, 5.00%, 02/15/26	5,000	5,666,730
Illinois Housing Development Authority, RB, S/F Housing
Series D, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	975	970,257
Series D, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	900	899,554
Series D, (FHLMC, FNMA, GNMA), 2.70%, 10/01/34	5,000	5,068,320
Illinois Housing Development Authority, Refunding RB, Sub-Series A-1, 3.70%, 07/01/34	415	426,712
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/52(h)	8,960	9,414,209

		264,906,270

Indiana — 0.3%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	215	227,407
Indiana Finance Authority, Refunding RB
Series B, 3.53%, 09/15/34	4,520	4,460,241
Series B, 3.75%, 09/15/37	7,715	7,729,281
Series B, 3.83%, 09/15/41	2,780	2,709,969
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	6,635	6,973,511

		22,100,409

Iowa — 0.1%
Iowa Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 01/01/52	5,765	6,028,541

Kentucky — 0.1%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,825,120
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,624,901

		9,450,021

Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(c)	5,645	5,357,381
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(c)	4,965	5,141,203
Louisiana Public Facilities Authority, Refunding RB
5.00%, 10/01/26	215	241,036
5.00%, 10/01/32	310	371,855
5.00%, 10/01/34	785	941,576
5.00%, 10/01/35	825	980,634
4.00%, 10/01/36	810	881,537
4.00%, 10/01/37	1,000	1,088,281
4.00%, 10/01/38	850	923,047
4.00%, 10/01/39	815	881,007
4.00%, 10/01/40	700	756,558

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
4.00%, 10/01/41	$650	$701,765
4.00%, 10/01/51	1,175	1,258,189

		19,524,069

Maine — 0.4%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(c)	12,755	12,449,824
Maine Health & Higher Educational Facilities Authority, RB, Series A, 4.00%, 07/01/50	9,215	10,152,295
Maine State Housing Authority, RB, M/F Housing
Series A, 0.60%, 11/15/26	2,000	1,886,844
Series A, 1.85%, 11/15/36	2,750	2,501,029
Series A, 2.05%, 11/15/41	1,185	1,074,444
Series A, 2.15%, 11/15/46	5,000	4,456,375
Maine State Housing Authority, RB, S/F Housing
Series A, 3.00%, 11/15/44	2,500	2,505,287
Series H, 3.55%, 11/15/37	1,035	1,087,839

		36,113,937

Maryland — 0.7%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	600	623,934
5.25%, 07/01/44	1,220	1,269,356
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,216,595
Maryland Community Development Administration, RB, M/F Housing
Series D, 2.75%, 07/01/34	1,005	1,043,971
Series D, (FHA), 2.95%, 07/01/62	2,000	1,992,424
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.50%, 09/01/40	5,000	4,723,965
Series A, 2.60%, 03/01/42	3,490	3,313,713
Series A, 3.75%, 03/01/50	16,565	17,548,116
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(c)	10,405	11,589,766
State of Maryland Department of Transportation, ARB
AMT, 5.00%, 08/01/30	1,000	1,209,207
AMT, 5.00%, 08/01/31	1,250	1,531,196
AMT, 5.00%, 08/01/32	1,420	1,735,879
AMT, 5.00%, 08/01/33	1,280	1,557,888
AMT, 5.00%, 08/01/34	1,105	1,340,974
AMT, 5.00%, 08/01/35	1,115	1,351,019
AMT, 5.00%, 08/01/36	1,285	1,552,538
AMT, 4.00%, 08/01/37	1,500	1,664,910
AMT, 4.00%, 08/01/38	1,500	1,661,253
AMT, 4.00%, 08/01/39	1,840	2,034,254
AMT, 4.00%, 08/01/40	1,600	1,765,320

		60,726,278

Massachusetts — 2.3%
City of Brockton, GO, 2.56%, 11/01/31	2,500	2,492,287
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 4.00%, 06/01/50	10,000	11,228,610
Commonwealth of Massachusetts, GO, Series D, 5.00%, 09/01/49	10,000	12,373,580
Massachusetts Bay Transportation Authority Sales Tax Revenue, RB, Subordinate, 4.00%, 05/01/25	10,000	10,836,030

7

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	$5,000	$5,704,820
5.00%, 10/01/43	5,000	5,626,240
Series D, 5.00%, 07/01/44	5,000	5,413,745
Series J2, 5.00%, 07/01/43	10,000	11,748,810
Massachusetts Development Finance Agency Refunding RB
4.00%, 10/01/32(c)	2,560	2,727,654
4.13%, 10/01/42(c)	8,225	8,749,780
5.00%, 07/01/44	5,000	5,806,800
Class K, 5.00%, 07/01/38	5,000	5,799,115
Series A, 5.00%, 07/15/33	30,445	34,857,303
Series G, 5.00%, 07/01/29	150	180,754
Series G, 5.00%, 07/01/30	225	275,594
Series G, 5.00%, 07/01/32	425	528,133
Series G, 5.00%, 07/01/34	375	463,056
Series G, 5.00%, 07/01/38	300	365,734
Series G, 5.00%, 07/01/39	650	790,393
Series G, 4.00%, 07/01/46	1,250	1,365,346
Series G, 5.00%, 07/01/50	2,300	2,713,425
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	8,750	8,561,849
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	3,150,327
Series C1, (FHA, HUD SECT 8), 2.75%, 12/01/55	2,250	2,138,211
Series C-1, 2.65%, 12/01/34	2,950	2,974,211
Series C-1, 3.10%, 12/01/44	2,500	2,507,130
Series C-1, 3.15%, 12/01/49	2,890	2,872,143
Series C-1, 3.25%, 12/01/54	7,790	7,798,468
Series C-1, 3.35%, 06/01/62	5,010	5,030,240
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA), 2.75%, 12/01/34	2,225	2,256,361
Series B-1, (FHA), 3.30%, 12/01/56	5,930	5,947,909
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	10,000	11,956,620
Massachusetts School Building Authority, Refunding RB, Series B, 1.28%, 08/15/27	13,400	12,805,777
Massachusetts Water Resources Authority Refunding RB, Series C, 2.39%, 08/01/33	9,380	9,126,993

		207,173,448

Michigan — 1.2%
Grand Traverse County Hospital Finance Authority Refunding RB
5.00%, 07/01/26	550	628,007
5.00%, 07/01/27	750	876,374
5.00%, 07/01/28	360	429,911
5.00%, 07/01/29	1,175	1,430,026
5.00%, 07/01/30	1,710	2,117,077
5.00%, 07/01/31	2,700	3,396,546
5.00%, 07/01/32	710	890,366
5.00%, 07/01/33	375	468,009
5.00%, 07/01/34	400	497,232
4.00%, 07/01/35	600	686,508
4.00%, 07/01/37	595	676,527
Michigan Finance Authority, RB
5.00%, 12/01/28	1,500	1,811,776
5.00%, 12/01/29	2,000	2,462,768
5.00%, 12/01/30	1,500	1,878,892

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB (continued)
5.00%, 12/01/43(a)	$14,080	$16,812,689
Series S, 5.00%, 11/01/44	5,000	5,554,335
Michigan Finance Authority, Refunding RB 5.00%, 11/15/37	5,000	5,708,295
Series B, 5.00%, 07/01/44	5,000	5,285,780
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	15,565	14,137,627
Series A, 2.55%, 10/01/51	8,700	7,862,590
Series A, 2.70%, 10/01/56	4,175	3,840,065
Michigan State Housing Development Authority, RB, MF Housing
Series A, 2.25%, 10/01/41	5,140	4,749,643
Series A, 2.73%, 10/01/59	10,000	9,168,600
Michigan State University, RB, Series B, (AMBAC), 0.79%, 02/15/37(a)	5,000	5,007,580
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	5,000	5,345,870

		101,723,093

Minnesota — 0.7%
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,637,085
City of Minneapolis, RB
4.00%, 11/15/36	3,500	4,046,171
4.00%, 11/15/37	3,250	3,742,362
4.00%, 11/15/38	3,750	4,314,030
4.00%, 11/15/39	4,250	4,889,366
Series A, 5.00%, 07/01/47	3,000	3,143,796
City of Minneapolis, RB, M/F Housing, (FNMA COLL), 2.35%, 02/01/38	7,000	6,635,188
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	5,753,105
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	1,335	1,331,243
Series B, (FHLMC, FNMA, GNMA), 2.63%, 01/01/40	5,350	5,306,098
Series B, (FHLMC, FNMA, GNMA), 2.80%, 01/01/44	1,335	1,297,752
Series B, (FHLMC, FNMA, GNMA), 3.50%, 07/01/50	8,630	9,077,992
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	780	761,207
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	785	776,786
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,530	1,514,492
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,560	1,509,085
Series E, (FHLMC, FNMA, GNMA), 2.50%, 07/01/40	3,940	3,785,272
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	730	737,433

		61,258,463

SCHEDULE OF INVESTMENTS	8

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, 2.38%, 06/01/44	$9,190	$8,107,381
Mississippi Home Corp,. RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.13%, 12/01/44	1,000	896,305
Series A, (FHLMC, FNMA, GNMA), 3.00%, 12/01/50	3,910	4,068,961
Mississippi Home Corp., RB, S/F Housing, Class A, (FHLMC, FNMA, GNMA), 3.00%, 06/01/50	6,405	6,683,522

		19,756,169

Missouri — 1.2%
City of St. Louis Missouri Airport Revenue, ARB, Series C, (AGM), 5.00%, 07/01/42	5,000	5,793,985
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 5.00%, 07/01/31	6,200	7,869,524
Series A, 5.00%, 07/01/32	2,200	2,788,570
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/50	5,000	5,431,390
Series A, AMT, 5.00%, 03/01/34	5,000	5,890,250
Series A, AMT, 5.00%, 03/01/35	5,000	5,881,900
Series A, AMT, 5.00%, 03/01/36	5,000	5,870,315
Series A, AMT, 5.00%, 03/01/37	5,000	5,862,280
Series A, AMT, 5.00%, 03/01/39	5,000	5,854,380
Series B, AMT, 5.00%, 03/01/39	5,000	5,815,890
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,648,867
Series C, 7.50%, 11/15/46	1,701	1,639,425
Kansas City Industrial Development Authority, Refunding RB
2.00%, 11/15/46	3,597	175,883
5.00%, 11/15/46	8,060	7,634,821
Missouri Housing Development Commission, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.55%, 11/01/40	1,590	1,605,043
Series A, (FHLMC, FNMA, GNMA), 2.70%, 11/01/45	2,270	2,305,737
Series A, (FHLMC, FNMA, GNMA), 3.50%, 11/01/50	8,545	8,997,432
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	25,662,550
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,515	2,387,178

		110,115,420

Nebraska — 0.2%
University of Nebraska Facilities Corp., RB, Series A, 4.00%, 07/15/59(h)	19,205	21,556,441

Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	245	255,149
5.00%, 06/01/24	120	128,346
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	6,598,627
Clark County Department of Aviation, Refunding RB
Series B, AMT, 5.00%, 07/01/26	8,725	9,880,417
Series B, AMT, 5.00%, 07/01/27	6,380	7,362,641

Security	Par (000)	Value

Nevada (continued)
Clark County Department of Aviation, Refunding RB (continued)
Subordinate, 5.00%, 07/01/33	$2,800	$3,507,440
Subordinate, 5.00%, 07/01/34	8,460	10,567,699
Subordinate, 5.00%, 07/01/35	7,000	8,713,733
Subordinate, 5.00%, 07/01/36	2,250	2,793,433
State of Nevada Department of Business & Industry, RB(c)
Series A, 4.50%, 12/15/29	280	300,537
Series A, 5.00%, 12/15/38	965	1,042,031

		51,150,053

New Hampshire — 0.6%
National Finance Authority, Series 2020-1, Class A, 4.13%, 01/20/34	25,247	28,573,324
New Hampshire Business Finance Authority Refunding RB, 3.30%, 04/01/32	12,880	12,142,221
New Hampshire Business Finance Authority, Refunding RB(c)
Series B, 4.63%, 11/01/42	7,900	8,140,523
Series C, AMT, 4.88%, 11/01/42	2,995	3,095,899

		51,951,967

New Jersey — 1.7%
Essex County Improvement Authority, RB
Series A, (BAM), 5.00%, 08/01/33	170	210,656
Series A, (BAM), 5.00%, 08/01/34	150	185,602
Series A, (BAM), 5.00%, 08/01/35	250	308,674
Series A, (BAM), 4.00%, 08/01/37	300	340,353
Series A, (BAM), 4.00%, 08/01/38	610	690,416
Series A, (BAM), 4.00%, 08/01/39	630	711,801
Series A, (BAM), 4.00%, 08/01/40	330	371,749
Series A, (BAM), 4.00%, 08/01/41	350	393,350
Series A, (BAM), 4.00%, 08/01/46	1,200	1,337,778
Series A, (BAM), 4.00%, 08/01/51	1,500	1,666,611
Series A, (BAM), 4.00%, 08/01/56	2,600	2,885,691
Series A, (BAM), 4.00%, 08/01/60	2,250	2,497,480
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	880	930,628
Jersey City Redevelopment Agency, RB, (MUN GOVT GTD), 4.00%, 12/15/31	1,950	2,304,506
New Jersey Economic Development Authority, RB
Series B, 5.50%, 11/01/26(c)	265	262,554
AMT, 5.13%, 09/15/23	2,475	2,540,959
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(a)	50,000	50,272,500
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/25	8,500	9,493,658
5.00%, 07/01/26	2,000	2,290,640
5.00%, 07/01/27	1,350	1,583,996
5.00%, 07/01/28	2,000	2,401,408
5.00%, 07/01/29	935	1,146,210
5.00%, 07/01/30	2,120	2,648,418
5.00%, 07/01/31	5,430	6,555,558
5.00%, 07/01/32	3,000	3,810,324
5.00%, 07/01/33	1,475	1,867,695
5.00%, 07/01/34	5,500	6,946,489
4.00%, 07/01/35	3,885	4,518,612
4.00%, 07/01/36	4,000	4,637,500
4.00%, 07/01/37	3,650	4,214,717

9

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued)
4.00%, 07/01/38	$2,850	$3,276,679
4.00%, 07/01/39	6,000	6,878,154
4.00%, 07/01/40	6,000	6,850,308
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	5,447,870
Series A, 5.00%, 07/01/39	5,000	5,809,175
New Jersey Infrastructure Bank, RB, 2.25%, 09/01/51	5,230	4,439,606

		152,728,325

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Class A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/53	6,250	6,527,325
Series A, (GNMA, FNMA, FHLMC), 2.70%, 07/01/40	2,520	2,567,280
Series B-1, (FHLMC, FNMA, GNMA), 3.70%, 09/01/42	2,550	2,638,467
Winrock Town Center Tax Increment Development District No 1, TA(c)(h)
Senior Lien, 3.75%, 05/01/28	575	573,207
Senior Lien, 4.00%, 05/01/33	1,035	1,025,243
Senior Lien, 4.25%, 05/01/40	1,750	1,733,946

		15,065,468

New York — 10.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,191,575
City of New York, GO, Sub-Series F-2, 1.94%, 03/01/29	7,500	7,272,277
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	18,765	18,998,343
Metropolitan Transportation Authority, Refunding RB, Sub-Series C-1, 5.00%, 11/15/34	5,000	5,712,675
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	10,643,164
New York City Housing Development Corp., RB, M/F Housing
Series A, (HUD SECT 8), 2.80%, 02/01/50	50,000	45,646,700
Series F-1, (FHA), 2.25%, 11/01/41	34,100	30,605,705
Series I, 2.25%, 11/01/36	3,240	3,026,332
Series I, 2.45%, 11/01/41	6,200	5,625,644
Series I, 2.65%, 11/01/46	7,135	6,440,693
Series I, 2.70%, 11/01/51	8,285	7,296,583
Series I, 2.80%, 05/01/56	10,045	8,885,636
Series I-1, (FHA), 2.10%, 11/01/35	2,915	2,690,761
Series I-1, (FHA), 2.55%, 11/01/45	28,970	25,870,992
Series I-1, (FHA), 2.65%, 11/01/50	5,000	4,411,650
Series I-1, (FHA), 2.70%, 11/01/55	5,000	4,397,670
Series I-1, (FHA), 2.80%, 11/01/60	5,000	4,425,865
Series J, 2.85%, 11/01/39	8,000	7,822,632
Series J, 3.00%, 11/01/44	8,135	7,770,292
Series J, 3.05%, 11/01/49	10,000	9,680,480
Series J, 3.15%, 11/01/54	15,000	14,732,940
Series J, 3.25%, 11/01/59	10,000	9,579,450

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series J, 3.35%, 11/01/65	$5,000	$4,882,150
New York City Housing Development Corp., Refunding RB, M/F Housing
2.25%, 11/01/31	1,405	1,368,845
Series C, 2.25%, 11/01/41	8,495	7,625,494
Series C, 2.40%, 11/01/46	14,050	12,241,217
Series C, 2.50%, 11/01/51	14,155	12,313,873
Series C, 2.60%, 11/01/56	7,210	6,218,784
New York City Municipal Water Finance Authority, RB, Series AA, 4.00%, 06/15/43	7,500	8,479,020
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-3, 3.90%, 08/01/31	9,460	10,196,064
Series C-3, 3.50%, 11/01/32	21,000	22,114,470
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	13,700	14,198,351
Series A, 5.00%, 06/01/45	6,930	7,133,562
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	3,630	3,924,535
New York Liberty Development Corp., Refunding RB(c)
Series 1, Class 1, 5.00%, 11/15/44	49,285	52,828,148
Series 2, Class 2, 5.15%, 11/15/34	240	262,263
Series 2, Class 2, 5.38%, 11/15/40	570	624,655
New York State Dormitory Authority, Refunding RB 1.75%, 03/15/28	5,000	4,823,190
Series A, 4.00%, 03/15/39	19,000	21,526,487
Series B, 5.75%, 01/01/29	990	1,045,085
Series E, 5.00%, 03/15/35	25,000	31,689,600
Series E, 5.00%, 03/15/36	25,000	31,587,200
Series E, 4.00%, 03/15/37	25,000	28,734,000
Series E, 4.00%, 03/15/38	25,000	28,734,750
Series E, 4.00%, 03/15/39	25,000	28,558,900
Series E, 4.00%, 03/15/40	25,000	28,505,450
Catholic Health Services, 5.00%, 07/01/27	300	335,714
Catholic Health Services, 5.00%, 07/01/32	360	409,597
Catholic Health Services, 5.00%, 07/01/34	515	582,134
Catholic Health Services, 5.00%, 07/01/35	600	676,565
Catholic Health Services, 5.00%, 07/01/36	975	1,096,720
Catholic Health Services, 4.00%, 07/01/37	1,860	1,966,098
Catholic Health Services, 4.00%, 07/01/38	1,650	1,711,726
New York State Housing Finance Agency, RB, M/F Housing
Series H, (FNMA SONYMA), 2.25%, 11/01/29	275	278,799
Series H, (FNMA SONYMA), 2.35%, 11/01/30	250	253,056
Series H, (FNMA SONYMA), 2.40%, 11/01/31	250	252,479
Series H, (FNMA SONYMA), 3.15%, 11/01/44	1,000	984,848
Series I, (FNMA SONYMA), 2.40%, 05/01/31	280	283,354
Series I, (FNMA SONYMA), 2.75%, 11/01/34	1,250	1,272,698
Series I, (FNMA SONYMA), 3.15%, 11/01/44	3,275	3,225,377
Series K, (FHLMC, FNMA, GNMA SONYMA), 3.00%, 11/01/32	1,500	1,533,669
Series M, (FHLMC, FNMA, GNMA SONYMA), 3.15%, 11/01/32	1,000	1,029,396

SCHEDULE OF INVESTMENTS	10

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series M, (FHLMC, FNMA, GNMA SONYMA), 3.50%, 11/01/37	$415	$427,023
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/38	16,000	18,186,976
New York State Urban Development Corp., RB
2.13%, 03/15/32	500	476,074
2.23%, 03/15/33	1,500	1,427,219
New York State Urban Development Corp., Refunding RB
Series B, 2.84%, 03/15/32	10,000	10,150,580
Series F, 2.00%, 03/15/33	2,990	2,767,424
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	5,000	5,355,110
Series A, AMT, 5.00%, 07/01/41	5,000	5,360,800
Series A, AMT, 5.00%, 07/01/46	55,000	58,766,950
Series A, AMT, 5.25%, 01/01/50	25,000	26,739,625
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/26	10,000	11,233,470
AMT, 5.00%, 01/01/27	10,000	11,473,090
AMT, 5.00%, 01/01/28	10,000	11,694,330
AMT, 5.00%, 01/01/29	10,000	11,679,740
AMT, 5.00%, 01/01/30	10,000	11,658,270
AMT, 5.00%, 01/01/32	15,000	17,036,355
AMT, 5.00%, 01/01/34	15,500	17,836,377
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/26	1,450	1,636,537
5.00%, 12/01/27	1,500	1,719,121
5.00%, 12/01/28	1,300	1,509,462
Series A, Class A, AMT, 5.00%, 12/01/26	510	572,325
Series A, Class A, AMT, 5.00%, 12/01/27	700	796,370
Series A, Class A, AMT, 5.00%, 12/01/28	350	402,863
Series A, Class A, AMT, 5.00%, 12/01/30	250	296,394
Port Authority of New York & New Jersey, RB, Series AAA, 1.09%, 07/01/23	11,785	11,742,821
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/26	5,000	5,717,165
Series 226, AMT, 5.00%, 10/15/27	4,000	4,676,752
Series 226, AMT, 5.00%, 10/15/28	4,000	4,777,884
Series 226, AMT, 5.00%, 10/15/30	2,000	2,478,002
Series 226, AMT, 5.00%, 10/15/31	2,760	3,473,515
Series 226, AMT, 5.00%, 10/15/32	1,850	2,314,337
Series 226, AMT, 5.00%, 10/15/33	1,350	1,682,437
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	15,000	13,630,035
Series 227, 2.30%, 10/01/40	7,000	6,536,068
Series 227, 2.50%, 10/01/47	12,910	11,664,818
Series 226, AMT, 1.80%, 04/01/28	1,000	968,520
State of New York, Refunding GO, Series B, 1.74%, 03/15/29	15,000	14,425,050

		945,526,271

North Carolina — 2.1%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB 5.00%, 07/01/27.	1,030	1,197,989

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB (continued)
5.00%, 07/01/34.	$3,095	$3,718,779
5.00%, 07/01/36.	1,860	2,233,390
5.00%, 07/01/49	10,000	11,758,190
Series A, 5.00%, 07/01/28	2,395	2,845,607
Series A, 5.00%, 07/01/29	1,750	2,119,254
Series A, 5.00%, 07/01/30	2,250	2,773,429
Series A, 5.00%, 07/01/31	5,120	6,421,586
Series A, 5.00%, 07/01/33	5,750	7,196,372
Series A, 5.00%, 07/01/34	3,000	3,752,223
Series A, 4.00%, 07/01/35	3,100	3,577,564
Series A, 4.00%, 07/01/36	3,375	3,891,169
Series A, 5.00%, 07/01/37	7,125	8,882,032
Series A, 4.00%, 07/01/38	4,250	4,885,698
Series A, 4.00%, 07/01/39	5,000	5,743,170
Series A, 4.00%, 07/01/41	2,410	2,756,406
Series A, 4.00%, 07/01/51	15,000	16,804,785
Series B, AMT, 4.00%, 07/01/51	5,000	5,480,150
City of Charlotte, Refunding GO
Series A, 4.00%, 06/01/25	3,035	3,297,391
Series A, 5.00%, 06/01/26	1,330	1,528,298
Series A, 5.00%, 06/01/27	750	884,403
Series A, 5.00%, 06/01/28	335	405,056
Series A, 5.00%, 06/01/29	350	432,895
Series A, 5.00%, 06/01/30	485	612,396
Series A, 5.00%, 06/01/31	605	778,647
Series A, 4.00%, 06/01/33	925	1,098,784
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (FHLMC, FNMA, GNMA), 2.63%, 01/01/35	3,220	3,290,157
Series 43, (FHLMC, FNMA, GNMA), 2.80%, 01/01/40	5,510	5,649,618
Series 44, 1.75%, 01/01/26	990	992,336
Series 44, 1.80%, 07/01/26	1,250	1,252,376
Series 44, 2.05%, 01/01/28	1,335	1,341,696
Series 44, 2.20%, 07/01/29	1,050	1,057,290
Series 44, 2.30%, 01/01/31	1,110	1,121,888
Series 44, 2.35%, 07/01/31	980	992,402
Series 44, 2.55%, 07/01/35	1,230	1,242,681
Series 44, 4.00%, 07/01/50	1,200	1,378,661
Series 46-A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/51	21,235	22,327,244
North Carolina Medical Care Commission, Refunding RB
4.00%, 01/01/41	1,020	1,106,618
5.00%, 06/01/45	5,000	5,453,155
4.00%, 01/01/52	3,500	3,761,282
Series A, 5.25%, 01/01/41	2,470	2,552,528
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,693,640
Series A, AMT, 5.00%, 05/01/35	5,000	5,681,540
State of North Carolina, RB, 5.00%, 03/01/25	5,000	5,537,560
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	2,100	2,189,941

11

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Chapel Hill, Refunding RB
Series B, 5.00%, 12/01/39	$4,525	$5,836,060
Series B, 5.00%, 12/01/40	2,225	2,869,589

		186,403,925

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	860	857,557

Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	42,800	46,481,956
Ohio Housing Finance Agency, RB, M/F Housing
Series A, 3.00%, 03/01/52	20,710	21,727,317
Series B, (FHLMC, FNMA, GNMA), 2.55%, 09/01/50	3,120	2,965,167
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	1,535	1,508,062
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	2,800	2,805,009
Series A, (FHLMC, FNMA, GNMA), 2.90%, 09/01/45	5,000	4,930,360

		80,417,871
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	5,010	5,803,318
Series B, 5.25%, 08/15/48	10,000	11,740,080
Series B, 5.50%, 08/15/52	11,620	13,835,516

		31,378,914

Oregon — 1.1%
Clackamas & Washington Counties School District No. 3, GO, CAB, Series A, (GTD), 0.00%, 06/15/49(d)	1,750	720,682
County of Multnomah Oregon, GO, Series B, 0.80%, 06/15/26	26,870	25,714,912
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	901,713
Oregon Education Districts, GO, Series A, (ST INTERCEPT), 1.53%, 06/30/28	7,800	7,413,229
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	25,000	27,900,150
Port of Portland Oregon Airport Revenue, ARB
Series 24A, 5.00%, 07/01/47	5,000	5,623,080
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,541,795
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 4.00%, 07/01/50	12,870	13,889,510
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(d)	12,395	7,365,865

Security	Par (000)	Value

Oregon (continued)
State of Oregon Housing & Community Services Department, RB, M/F Housing Series B, AMT, (FHLMC, FNMA, GNMA), 4.00%, 07/01/37	$185	$185,689
Series B, AMT, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	165,613

		95,422,238

Pennsylvania — 3.0%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 4.00%, 01/01/46	10,000	10,837,040
Series A, AMT, 5.00%, 01/01/51	4,445	5,203,499
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,000	5,760,915
Allentown Neighborhood Improvement Zone Development Authority, RB (c)
5.00%, 05/01/33	1,250	1,443,924
Subordinate, 5.00%, 05/01/28	2,870	3,294,516
Subordinate, 5.13%, 05/01/32	4,700	5,431,766
Subordinate, 5.38%, 05/01/42	8,550	9,788,006
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	1,390	1,504,921
4.00%, 07/01/51	1,000	1,075,429
Central Bradford Progress Authority, RB, Series B, 4.00%, 12/01/51	24,000	26,408,712
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22	895	909,630
Series A, 5.00%, 12/01/23	985	1,019,766
Series A, 5.00%, 12/01/24	1,035	1,088,861
Series A, 5.00%, 12/01/25	1,075	1,147,827
Series A, 5.25%, 12/01/45	1,500	1,569,315
City of Philadelphia PA Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/27	6,790	7,884,270
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/29	5,000	5,797,025
Series B, AMT, 5.00%, 07/01/30	5,000	5,792,515
Series B, AMT, 5.00%, 07/01/42	5,000	5,660,150
Commonwealth Financing Authority, RB, Series A, 3.81%, 06/01/41	5,545	5,996,274
County of Lehigh Pennsylvania, Refunding RB
5.00%, 07/01/44	10,000	11,743,280
Series A, 4.00%, 07/01/49	20,000	21,698,360
Geisinger Authority, Refunding RB, 5.00%, 04/01/43(a)	10,000	11,459,860
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,675	1,699,301
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,845	1,926,514
Pennsylvania Economic Development Financing Authority, RB
2.30%, 06/15/30	13,000	12,667,499
AMT, 5.00%, 12/31/38	5,000	5,499,815
AMT, 5.00%, 06/30/42	5,000	5,468,810
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 10/15/26	1,000	1,106,750
Series A, 5.00%, 10/15/28	1,500	1,804,360

SCHEDULES OF INVESTMENTS	12

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB (continued)
Series A, 5.00%, 10/15/29	$1,650	$2,019,187
Series A, 5.00%, 10/15/31	1,400	1,767,105
Series A, 5.00%, 10/15/32	1,100	1,384,139
Series A, 5.00%, 10/15/33	1,150	1,438,549
Series A, 5.00%, 10/15/34	1,400	1,742,835
Series A, 5.00%, 10/15/35	1,100	1,365,830
Series A, 5.00%, 10/15/36	1,250	1,548,236
Series A, 4.00%, 10/15/37	1,400	1,593,369
Series A, 4.00%, 10/15/39	1,325	1,500,136
Series A, 4.00%, 10/15/40	1,200	1,355,682
Series A, 4.00%, 10/15/41	1,300	1,464,557
AMT, 5.50%, 11/01/44	3,250	3,395,515
Pennsylvania Higher Educational Facilities Authority, Refunding RB(h)
Series B, 5.00%, 08/15/23	1,165	1,217,953
Series B, 5.00%, 08/15/24	1,000	1,076,852
Series B, 5.00%, 08/15/25	1,300	1,437,002
Series B, 5.00%, 08/15/26	1,575	1,782,464
Series B, 5.00%, 08/15/27	1,050	1,215,128
Series B, 5.00%, 08/15/31	1,910	2,376,882
Series B, 5.00%, 08/15/34	1,055	1,318,821
Series B, 5.00%, 08/15/35	1,335	1,661,329
Series B, 4.00%, 08/15/37	1,000	1,143,750
Series B, 4.00%, 08/15/39	1,000	1,136,694
Series B, 4.00%, 08/15/41	1,115	1,260,106
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,556,978
Series 2019-131A, 2.10%, 04/01/28	1,915	1,923,225
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 121, 2.80%, 10/01/31	11,770	11,883,063
Series 134A, 3.00%, 10/01/49	15,200	15,802,437
Series 134B, AMT, 5.00%, 04/01/26	1,000	1,124,859
Series 134B, AMT, 5.00%, 10/01/26	1,545	1,755,557
Series 134B, AMT, 5.00%, 04/01/27	1,500	1,721,324
Series 134B, AMT, 5.00%, 10/01/27	1,250	1,449,210
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,701,050
Susquehanna Area Regional Airport Authority, Refunding RB, Series A, AMT, 5.00%, 01/01/27	3,100	3,187,026

		264,995,760

Puerto Rico — 10.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	307,385	21,123,805
Commonwealth of Puerto Rico Refunding GO, Series A, 5.50%, 07/01/19(f)(g)	1,175	1,156,641
Commonwealth of Puerto Rico, GO(f)(g)
Series A, 5.25%, 07/01/22	3,075	3,079,099
Series A, 5.25%, 07/01/23	2,620	2,623,492
Series A, 5.00%, 07/01/29	5,220	5,226,958
Series A, 5.13%, 07/01/31	10,900	10,914,530
Series A, 6.00%, 07/01/38	9,995	10,114,430
Series B, 5.25%, 07/01/17	1,605	1,579,922
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.50%, 07/01/19	1	984
Series A, 5.25%, 07/01/24(f)(g)	1,765	1,660,671
Series A, 5.00%, 07/01/32(f)(g)	1,050	987,935

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, Refunding GO (continued)
Series A, 5.50%, 07/01/32(f)(g)	$4,245	$4,250,659
Series A, 8.00%, 07/01/35(f)(g)	86,908	77,753,372
Series A, 5.13%, 07/01/37(f)(g)	1,490	1,400,600
Series A, 5.50%, 07/01/39(f)(g)	14,225	13,384,160
Series A, 5.00%, 07/01/41(f)(g)	23,430	21,046,208
Series A, 5.75%, 07/01/41(f)(g)	3,530	3,478,815
Series B, 6.00%, 07/01/39(f)(g)	2,555	2,585,530
Series C, 6.00%, 07/01/39(f)(g)	1,510	1,528,043
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB(c)
Series A, 5.00%, 07/01/22	320	323,948
Series A, 5.00%, 07/01/25	315	340,049
Series A, 5.00%, 07/01/33	900	1,030,257
Series A, 5.00%, 07/01/37	450	514,229
Series A, 4.00%, 07/01/42	1,250	1,320,588
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series C, 3.50%, 07/01/26(c)	22,015	22,096,213
Series C, 3.75%, 07/01/27(c)	21,550	21,862,820
Series A, Senior Lien, 5.00%, 07/01/35(c)	26,225	30,694,737
Series A, Senior Lien, 5.25%, 07/01/42	3	3,040
Series A, Senior Lien, 5.00%, 07/01/47(c)	46,180	52,197,670
Puerto Rico Electric Power Authority, 3rd Series, 5.40%, 01/01/23(a)(f)(g)	1,907	2,031,463
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	5,540	5,700,239
Series A, 7.00%, 07/01/33	7,445	7,928,925
Series A, 6.75%, 07/01/36	24,370	25,954,050
Series A, 5.00%, 07/01/42	23,970	24,663,308
Series A, 7.00%, 07/01/43	3,350	3,567,750
Series A-1, 10.00%, 07/01/19	928	1,006,614
Series A-2, 10.00%, 07/01/19	4,681	5,078,408
Series A-3, 10.00%, 07/01/19	6,867	7,450,907
Series B-3, 10.00%, 07/01/19	6,867	7,450,905
Series C-1, 5.40%, 01/01/18	18,867	20,093,606
Series C-2, 5.40%, 07/01/18	18,870	20,096,856
Series C-4, 5.40%, 07/01/20	1,908	2,031,463
Series CCC, 5.25%, 07/01/26	8,495	8,740,709
Series CCC, 5.25%, 07/01/28	3,120	3,210,243
Series D-1, 7.50%, 01/01/20	9,399	10,009,828
Series D-4, 7.50%, 07/01/20	5,100	5,431,500
Series TT, 5.00%, 07/01/20	1,690	1,738,882
Series TT, 5.00%, 07/01/49	3,620	3,724,705
Series WW, 5.50%, 07/01/17	4,300	4,424,373
Series WW, 5.50%, 07/01/18	6,025	6,199,267
Series WW, 5.50%, 07/01/20	1,000	1,028,924
Series WW, 5.38%, 07/01/24	4,545	4,676,460
Series WW, 5.25%, 07/01/25	2,300	2,366,525
Series WW, 5.25%, 07/01/33	2,725	2,803,818
Series WW, 5.50%, 07/01/38	3,980	4,095,118
Series XX, 5.25%, 07/01/27	2,630	2,706,070
Series XX, 5.25%, 07/01/35	1,310	1,347,890
Series XX, 5.75%, 07/01/36	1,825	1,877,786
Series XX, 5.25%, 07/01/40	36,125	37,169,879
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	7,025	7,228,191
Series AAA, 5.25%, 07/01/25	5,750	5,916,313
Series AAA, 5.25%, 07/01/28	4,870	5,010,860

13

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(f)(g) (continued)
Series BBB, 5.40%, 07/01/28	$9,505	$9,687,182
Series DDD, 5.00%, 07/01/19	2,000	2,057,848
Series DDD, 5.00%, 07/01/20	1,810	1,862,352
Series UU, 1.16%, 07/01/17(a)	1,295	1,165,500
Series UU, 1.00%, 07/01/18(a)	1,165	1,048,500
Series UU, 1.00%, 07/01/20(a)	10,400	9,360,000
Series UU, 0.84%, 07/01/31(a)	12,285	11,056,500
Series V, 5.50%, 07/01/20	6,440	6,626,271
Series YY, 6.13%, 07/01/40	13,440	13,697,604
Series ZZ, 5.25%, 07/01/19	4,745	4,882,244
Series ZZ, 5.25%, 07/01/24	1,435	1,476,506
Series ZZ, 5.25%, 07/01/25	2,440	2,510,575
Series ZZ, 5.25%, 07/01/49	10,185	10,479,591
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl Facs Fing Authority, Refunding RB
5.00%, 07/01/27.	450	519,553
5.00%, 07/01/28	400	470,796
5.00%, 07/01/29	470	562,803
5.00%, 07/01/30	600	729,659
5.00%, 07/01/31	500	616,979
5.00%, 07/01/32	500	616,394
5.00%, 07/01/33	500	613,454
Puerto Rico Infrastructure Financing Authority, RB, Series B, 5.00%, 07/01/41(f)(g)	42,725	22,193,416
Puerto Rico Public Buildings Authority, RB, (GTD), 5.65%, 07/01/28(f)(g)	3,500	3,543,750
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	2,175	2,426,291
Series M-2, (GTD), 10.00%, 07/01/34	3,325	3,773,875
Series N, (GTD), 5.00%, 07/01/37	1,335	1,489,241
Series U, (GTD), 5.25%, 07/01/42	3,120	3,182,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	86,193	95,022,611
Series A-1, Restructured, 5.00%, 07/01/58	20,930	23,351,120
Series A-2, Restructured, 4.33%, 07/01/40	57,460	63,050,743
Series A-2, Restructured, 4.54%, 07/01/53	14,353	15,637,579
Series A-2, Restructured, 4.78%, 07/01/58	39,524	43,605,802
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	3,220,236
Series A-1, Restructured, 0.00%, 07/01/31	4,464	3,555,107
Series A-1, Restructured, 0.00%, 07/01/33	6,377	4,692,299
Series A-1, Restructured, 0.00%, 07/01/46	29,186	9,491,141
Series A-1, Restructured, 0.00%, 07/01/51	33,447	7,869,276
Series B-1, Restructured, 0.00%, 07/01/46	18,521	6,024,733

		959,211,171

Rhode Island — 0.5%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
2.50%, 04/01/45.	10,000	9,503,820
3.00%, 10/01/50	9,720	10,045,357
Series 71, (GNMA), 2.75%, 10/01/34	3,965	3,999,357

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing (continued)
Series 76-A, 3.00%, 10/01/51	$7,125	$7,432,914
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 74, 3.00%, 04/01/49	7,800	8,099,341
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,000	5,284,430

		44,365,219

South Carolina — 2.1%
County of Dorchester South Carolina, SAB (c)
5.88%, 10/01/40.	2,310	2,510,335
6.00%, 10/01/51	6,240	6,715,307
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	11,141,320
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	10,000	11,637,290
Series A, 5.00%, 05/01/43	5,000	5,806,970
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	10,000	10,598,900
Series E, 5.00%, 12/01/48	10,000	10,598,570
Series E, 5.50%, 12/01/53	5,000	5,313,005
Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,845,465
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50	10,950	16,736,046
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,415,090
Series B, 5.00%, 12/01/41	5,000	5,616,895
Series C, 5.00%, 12/01/46	10,000	10,739,010
Series E, (AGM-CR), 3.92%, 12/01/24	3,405	3,610,526
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,140	1,136,925
Series A, 1.85%, 01/01/27	980	977,656
Series A, 1.88%, 07/01/27	940	937,218
Series A, 2.40%, 07/01/32	1,120	1,130,926
Series A, 2.80%, 07/01/34	1,400	1,425,400
Series A, 3.00%, 07/01/39	2,710	2,795,173
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	915	920,570
Series B, 2.35%, 07/01/31	920	929,075
Series B, 2.45%, 07/01/32	920	932,036
South Carolina Transportation Infrastructure Bank, Refunding RB
Series B, 5.00%, 10/01/30	27,420	34,751,121
Series B, 5.00%, 10/01/31	21,120	27,271,665

		185,492,494

South Dakota — 0.2%
South Dakota Housing Development Authority, Refunding RB, S/F Housing
3.00%, 11/01/52	8,685	9,080,115

SCHEDULE OF INVESTMENTS	14

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Dakota (continued)
South Dakota Housing Development Authority, Refunding RB, S/F Housing (continued)
Series A, Class A, (FHLMC, FNMA, GNMA), 3.00%, 11/01/51	$6,800	$7,077,957
Series B, 3.00%, 11/01/51	2,050	2,135,188

		18,293,260

Tennessee — 0.7%
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,208,291
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,205,547
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,201,086
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,721,736
Series A, Subordinate, 5.00%, 07/01/38	2,160	2,584,799
Series A, Subordinate, 5.00%, 07/01/39	1,430	1,709,396
Series A, Subordinate, 5.00%, 07/01/44	10,000	11,859,520
Series A, Subordinate, 4.00%, 07/01/49	10,000	10,927,400
Series A, Subordinate, 4.00%, 07/01/54	5,000	5,466,505
New Memphis Arena Public Building Authority, RB, CAB
0.00%, 04/01/32(d)	1,500	1,160,778
0.00%, 04/01/33(d)	1,600	1,202,179
0.00%, 04/01/34(d)	1,500	1,088,539
0.00%, 04/01/35(d)	1,500	1,051,926
0.00%, 04/01/36(d)	1,500	1,020,364
0.00%, 04/01/37(d)	1,600	1,052,992
0.00%, 04/01/38(d)	700	445,139
0.00%, 04/01/39(d)	750	462,369
0.00%, 04/01/41(d)	810	465,518
0.00%, 04/01/42(d)	850	473,260
0.00%, 04/01/43(d)	1,700	914,221
0.00%, 04/01/44(d)	1,800	930,330
0.00%, 04/01/45(d)	2,000	1,002,396
0.00%, 04/01/46(d)	1,700	822,050
Convertible, 0.00%, 04/01/27(i)	1,375	1,300,691
Convertible, 0.00%, 04/01/28(i)	1,375	1,322,280
Convertible, 0.00%, 04/01/29(i)	625	610,698
Convertible, 0.00%, 04/01/30(i)	750	742,397
Convertible, 0.00%, 04/01/31(i)	650	651,420
Tennessee Housing Development Agency, RB, S/F Housing, Series 4B, 3.00%, 07/01/32	930	960,776
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 2019-4, 2.65%, 07/01/34	1,960	2,002,836
Series 2019-4, 2.90%, 07/01/39	4,420	4,542,430

		62,109,869

Texas — 3.7%
Arlington Higher Education Finance Corp., RB
6.25%, 08/15/24(c)	285	283,543
Series A, 7.13%, 03/01/44	1,250	1,328,935
City of Houston Texas Airport System Revenue, RB AMT, 4.00%, 07/15/41	9,700	10,005,938
Series A, AMT, 6.50%, 07/15/30	1,000	1,003,156
Series A, AMT, 6.63%, 07/15/38	3,000	3,009,276
Series B-1, AMT, 5.00%, 07/15/35	7,400	7,904,554
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	5,000	5,805,590
Sub-Series D, 5.00%, 07/01/38	5,000	5,802,840

Security	Par (000)	Value

Texas (continued)
City of Lavon TX, SAB, 4.00%, 09/15/42(c)	$1,000	$978,126
City of Marble Falls Texas, SAB (c)
3.38%, 09/01/26.	230	226,568
3.88%, 09/01/31	200	195,869
4.13%, 09/01/41	730	684,564
4.38%, 09/01/51	1,000	925,220
Dallas Fort Worth International Airport, Refunding RB, 1.93%, 11/01/28	3,500	3,384,196
Dallas Independent School District, Refunding GO
Series B, (PSF), 4.00%, 08/15/27	6,750	7,427,930
Series B, (PSF), 4.00%, 08/15/29	9,000	10,089,999
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	16,140	17,776,870
Hidalgo County Regional Mobility Authority, RB, CAB(d)
Series A, 0.00%, 12/01/42	3,000	1,381,464
Series A, 0.00%, 12/01/43	3,000	1,318,368
Series A, 0.00%, 12/01/44	3,000	1,256,721
Series A, 0.00%, 12/01/45	4,000	1,601,896
Series A, 0.00%, 12/01/46	6,000	2,240,370
Series A, 0.00%, 12/01/47	6,125	2,123,268
Series A, 0.00%, 12/01/48	7,130	2,351,039
Series A, 0.00%, 12/01/49	7,135	2,245,427
Series A, 0.00%, 12/01/50	5,145	1,546,865
Series A, 0.00%, 12/01/51	7,440	2,138,435
Series A, 0.00%, 12/01/52	6,945	1,908,979
Series A, 0.00%, 12/01/53	10,000	2,624,630
Series A, 0.00%, 12/01/54	11,500	2,879,232
Series A, 0.00%, 12/01/55	12,500	2,985,375
Series A, 0.00%, 12/01/56	12,000	2,733,660
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(d)(e)	95,000	32,687,185
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	15,000	15,512,460
New Hope Cultural Education Facilities Finance Corp., RB(c)
Series A, 5.00%, 08/15/39	1,210	1,343,384
Series A, 5.00%, 08/15/51	2,670	2,917,402
Northwest Independent School District, Refunding GO, Series A, (PSF), 1.78%, 02/15/31	14,790	14,138,456
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/24	920	1,007,836
5.00%, 10/01/25	1,250	1,407,065
5.00%, 10/01/26	700	807,340
5.00%, 10/01/27	1,350	1,593,462
5.00%, 10/01/28	625	753,759
5.00%, 10/01/51(h)	20,000	25,200,180
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(c)	6,415	6,609,580
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(c)	17,000	16,057,401
Texas Department of Housing & Community Affairs, RB, M/F Housing, Series A, (GNMA), 3.50%, 07/01/52	18,200	19,562,889
Texas Municipal Gas Acquisition and Supply Corp. I, RB
Series B, Senior Lien, 1.25%, 12/15/26(a)	15,875	16,109,934

15

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, RB (continued)
Series D, Senior Lien, 6.25%, 12/15/26	$17,765	$20,062,405
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	5,000	5,785,325
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	6,490,405
Series A, 5.00%, 12/31/31	10,000	12,031,990
Series A, 5.00%, 12/31/32	5,000	5,995,370
Series A, 5.00%, 12/31/34	5,000	5,965,785
Series A, 5.00%, 12/31/35	5,000	5,946,235
Series A, 5.00%, 12/31/36	5,000	5,931,425

		332,086,176

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/31	11,490	14,070,424
Series A, AMT, 5.00%, 07/01/46	45,000	53,370,495
Series A, AMT, 5.00%, 07/01/51(h)	5,000	5,930,475
Utah Charter School Finance Authority, RB 5.63%, 06/15/26(c)	440	437,253
(UT CSCE), 5.00%, 07/15/34	530	530,037
5.63%, 06/15/54(c)	4,945	4,948,036
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,267,152
2.63%, 06/01/39	1,250	1,270,579

		81,824,451

Virginia — 2.1%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	1,050	929,630
Series A, 5.50%, 03/01/46	6,210	5,100,143
Cherry Hill Community Development Authority, SAB(c)
5.15%, 03/01/35	1,000	1,042,784
5.40%, 03/01/45	1,995	2,070,026
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,656,495
5.00%, 07/01/51	10,000	10,975,930
County of Fairfax VA, GO
Series A, (SAW), 4.00%, 10/01/25	13,580	14,865,904
Series A, (SAW), 4.00%, 10/01/26	13,635	15,215,378
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	1,000,694
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	19,750	20,013,117
Hanover County Economic Development Authority, RB, 4.00%, 07/01/47(c)(h)	1,960	1,961,960
Hanover County Economic Development Authority, Refunding RB 5.00%, 07/01/38	125	135,359
5.00%, 07/01/48	365	391,403
Series A, 4.00%, 07/01/22	215	216,660
Series A, 5.00%, 07/01/47	1,985	1,997,968
Henrico County Economic Development Authority, Refunding RB
5.00%, 06/01/22	625	629,788
5.00%, 06/01/23	420	423,184

Security	Par (000)	Value

Virginia (continued)
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	$25,115	$10,502,415
Lower Magnolia Green Community Development Authority, SAB(c) 5.00%, 03/01/35	2,865	2,975,474
5.00%, 03/01/45	2,950	3,027,951
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	15,760	16,246,842
Virginia Housing Development Authority, RB, M/F Housing, Series A, 3.65%, 03/01/43	5,000	5,160,845
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	5,762,715
AMT, 5.00%, 12/31/52	10,000	11,533,300
AMT, 5.00%, 12/31/56	10,000	11,513,190
Virginia Small Business Financing Authority, Refunding RB(h)
AMT, Senior Lien, 4.00%, 01/01/29	175	189,672
AMT, Senior Lien, 4.00%, 07/01/29	2,000	2,175,802
AMT, Senior Lien, 4.00%, 01/01/30	3,000	3,270,303
AMT, Senior Lien, 4.00%, 07/01/30	2,350	2,570,254
AMT, Senior Lien, 4.00%, 01/01/31	2,955	3,240,666
AMT, Senior Lien, 4.00%, 07/01/31	3,250	3,575,933
AMT, Senior Lien, 4.00%, 01/01/32	2,750	3,032,692
AMT, Senior Lien, 4.00%, 07/01/32	2,750	3,017,030
AMT, Senior Lien, 4.00%, 01/01/33	1,250	1,369,391
AMT, Senior Lien, 4.00%, 07/01/33	1,130	1,235,713
AMT, Senior Lien, 4.00%, 01/01/34	1,000	1,094,449
AMT, Senior Lien, 4.00%, 07/01/34	1,000	1,088,306
AMT, Senior Lien, 4.00%, 01/01/35	1,155	1,251,326
AMT, Senior Lien, 4.00%, 07/01/35	1,275	1,377,231
AMT, Senior Lien, 4.00%, 01/01/36	2,500	2,699,672
AMT, Senior Lien, 4.00%, 01/01/37	1,425	1,530,592
AMT, Senior Lien, 4.00%, 01/01/38	1,500	1,601,013
AMT, Senior Lien, 4.00%, 01/01/39	1,250	1,329,627
AMT, Senior Lien, 4.00%, 01/01/40	1,250	1,321,515

		186,320,342

Washington — 2.1%
King County Housing Authority, Refunding RB, (HUD SECT 8), 2.75%, 01/01/40	1,900	1,900,310
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,902,225
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	4,270,347
Port of Seattle, ARB
Series A, AMT, 5.00%, 05/01/26	6,000	6,793,866
Series B, AMT, 5.00%, 05/01/27	3,400	3,927,194
Port of Seattle, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/33	11,615	14,336,906
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,576,326
Snohomish County Public Utility District No. 1, RB
Series A, 5.00%, 12/01/26	550	637,810
Series A, 5.00%, 12/01/27	500	594,453
Series A, 5.00%, 12/01/28	540	656,938
Series A, 5.00%, 12/01/29	350	434,794
Series A, 5.00%, 12/01/30	175	221,519
Series A, 5.00%, 12/01/31	250	322,653
Series A, 5.00%, 12/01/32	250	322,064
Series A, 5.00%, 12/01/33	500	642,703
Series A, 5.00%, 12/01/34	825	1,057,549

SCHEDULE OF INVESTMENTS	16

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Snohomish County Public Utility District No. 1, RB (continued)
Series A, 5.00%, 12/01/41	$1,200	$1,515,670
State of Washington, GO, Series A, 5.00%, 08/01/35	26,145	33,161,612
Washington Health Care Facilities Authority Refunding RB, 4.00%, 10/01/42(a)	31,725	36,664,646
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/37	5,000	5,967,575
Washington State Convention Center Public Facilities District, RB 4.00%, 07/01/31	11,045	12,340,921
3.00%, 07/01/58	6,790	6,025,072
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	41,832	43,867,678

		183,140,831

West Virginia — 0.2%
Tobacco Settlement Finance Authority, Refunding RB, Series A, Class 1, 4.31%, 06/01/49	10,000	10,032,770
West Virginia Hospital Finance Authority, Refunding RB, 5.00%, 09/01/31	2,775	3,338,175
West Virginia Housing Development Fund, Refunding RB, Series A, AMT, 3.70%, 11/01/29	1,035	1,070,089

		14,441,034

Wisconsin — 2.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,713,956
AMT, 4.25%, 07/01/54	3,060	2,987,784
Public Finance Authority, RB(c) 6.00%, 06/15/24	385	387,261
6.75%, 11/01/24	21,420	19,884,807
7.00%, 12/01/30	2,000	1,986,852
5.00%, 04/01/40	1,175	1,312,936
7.00%, 11/01/46	5,085	5,308,104
5.00%, 04/01/50	1,470	1,612,925
Series A, 6.25%, 10/01/31	1,285	1,324,779
Series A, 5.00%, 06/15/41	785	832,873
Series A, 7.00%, 10/01/47	1,285	1,319,500
Series A, 5.00%, 06/15/51	885	926,708
Series A, 5.00%, 06/15/56	970	1,012,485
Series A-2, 5.00%, 01/01/24	1,370	1,371,922
Series B, 5.50%, 06/15/25	555	555,034
Series B, 5.62%, 06/01/29	965	966,483
Public Finance Authority, Refunding RB 4.00%, 12/01/51	650	721,769
Series A, 5.00%, 10/01/34(c)	2,620	3,051,425
Series A, 5.00%, 10/01/39(c)	6,155	7,108,520
Series B, 6.13%, 10/01/49(c)	8,530	8,994,390
AMT, 4.00%, 08/01/35	4,840	4,808,855
State of Wisconsin, Refunding GO, Series 3, 0.80%, 05/01/26	11,250	10,759,601
Wisconsin Health & Educational Facilities Authority, RB, Series B, 5.00%, 02/15/42	10,000	11,104,350
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	10,000	10,916,660
4.00%, 12/01/46	19,000	21,430,043
4.00%, 12/01/51(h)	75,545	84,826,610

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/35	$10,000	$11,380,930
Series A, 5.00%, 04/01/42	10,000	10,202,680
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, 3.00%, 03/01/52	10,935	11,401,225

		240,211,467

Total Municipal Bonds — 88.5% (Cost: $7,796,247,845)		7,848,625,552

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,243,080
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	11,029,683

		22,272,763

California — 2.2%
California Educational Facilities Authority, Refunding RB(e)
5.00%, 09/01/25	10,490	11,805,179
5.00%, 04/01/26	10,000	11,431,514
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/23(e)	10,000	10,577,523
Series A, 5.00%, 08/15/43	10,000	10,832,267
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	11,705,142
5.00%, 05/15/52	10,000	11,626,572
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	11,611,885
Chaffey Joint Union High School District, GO, Series C, 5.25%, 08/01/47	10,000	11,627,389
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	11,781,797
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	10,000	10,906,310
Series A, AMT, 5.25%, 05/15/48	10,000	11,574,678
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 05/01/22(e)	10,000	10,072,650
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	11,654,617
Fresno Unified School District, GO, 5.00%, 08/01/24(e)	10,000	10,907,793
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	11,161,667
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	10,000	10,745,385
San Marcos Unified School District, GO, Series C, 5.00%, 02/15/24(e)	10,000	10,736,382

		190,758,750

17

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 0.4%
Connecticut Housing Finance Authority, RB, S/F Housing, Series A, 3.85%, 05/15/45(k)	$10,000	$10,188,198
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	11,233,108
State of Connecticut Special Tax Revenue, Series D, 4.00%, 11/01/39	10,000	11,549,422

		32,970,728

District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	11,475,974
Series A, Sub-Lien, 5.00%, 10/01/23(e)	10,000	10,615,190
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, AMT, 5.00%, 10/01/42	10,000	11,370,813

		33,461,977

Florida — 0.5%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	11,650,367
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	3,160	3,233,412
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	3,150	3,298,514
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	11,147,742
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	10,559,325

		39,889,360

Georgia — 1.2%
City of Atlanta GA Department of Aviation, Series B, 5.00%, 07/01/44	10,000	11,674,912
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	22,117,551
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(k)	10,000	11,246,479
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(k)	10,000	11,436,102
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(e)	10,000	11,203,608
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	10,300,619
Series B1, 3.65%, 06/01/44(k)	9,660	9,822,713
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 12/01/40(k)	8,180	8,418,819
Georgia State Road & Tollway Authority, Series A, 4.00%, 07/15/43	10,000	11,618,994

		107,839,797

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,260,948

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	11,144,965

Security	Par (000)	Value

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	$10,000	$11,719,200

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	6,075	6,480,616

Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 01/01/24(e)	10,000	10,703,879
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	11,315,970
Maryland Stadium Authority, RB, 5.00%, 05/01/47	10,000	11,755,315

		33,775,164

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	10,689,228
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, 3.30%, 12/01/59(k)	10,015	10,034,758

		20,723,986

Michigan — 0.6%
Michigan Finance Authority 5.00%, 06/01/26(e)	145	162,870
5.00%, 12/01/45	9,855	11,069,510
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	10,655,593
Series A, 4.15%, 10/01/53(k)	20,000	21,074,673
State of Michigan Trunk Line Revenue, 4.00%, 11/15/44(h)	10,000	11,502,433

		54,465,079

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/24(e)	10,000	10,655,675

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,608,710
Kansas City Industrial Development Authority, 5.00%, 03/01/57	10,000	11,639,178
Metropolitan St Louis Sewer District
Series B, 5.00%, 05/01/25(e)	3,215	3,556,550
Series B, 5.00%, 05/01/45	6,785	7,505,815
Metropolitan St Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,527,915

		44,838,168

Nebraska — 0.1%
University of Nebraska Facilities Corp, Series A, 4.00%, 07/15/59	10,000	11,224,393

New Jersey — 0.1%
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/45(h)	10,000	11,217,435

New York — 1.7%
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	11,475,538
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	11,407,470

SCHEDULE OF INVESTMENTS	18

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 3.95%, 11/15/44(k)	$10,000	$10,173,070
Series C-1A, 4.00%, 11/01/53	10,000	10,181,005
Series C-1-A, 4.13%, 05/01/58(k)	10,000	10,239,655
Series G-1, 3.90%, 05/01/45(k)	10,000	10,095,200
Series J, 3.35%, 11/01/65	10,000	9,764,300
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	22,856,580
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	10,702,088
Series A, 5.00%, 03/15/45	10,000	11,799,230
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	10,996,065
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.00%, 10/15/41	10,000	11,102,393
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	11,233,865

		152,026,459

North Carolina — 0.6%
City of Charlotte NC Airport Revenue, Series A, 4.00%, 07/01/51	10,000	11,203,190
City of Charlotte North Carolina Airport Special Facilities Revenue, ARB
Series A, 5.00%, 07/01/42	10,000	11,494,497
Series A, 5.00%, 07/01/47	10,000	11,478,737
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	10,000	11,196,589
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	6,465	6,733,541
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	4,385	4,586,690

		56,693,244

Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,694,600

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, Sereis C, 5.00%, 01/01/47	10,000	11,452,620

Oregon — 0.4%
Oregon Health & Science University, Series A, 4.00%, 07/01/51(h)	10,000	11,160,058
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/27(e)	10,000	11,819,185
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	11,743,635

		34,722,878

Pennsylvania — 1.0%
Allegheny County Airport Authority, Series A, 5.00%, 01/01/51	10,000	11,706,407
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(e)	10,000	10,848,028
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	11,336,255
Pennsylvania Housing Finance Agency, RB, S/F Housing Series 125B, 3.65%, 10/01/42(k)	20,000	20,604,610

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 127B, 3.55%, 10/01/33	$9,920	$10,327,665
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42	20,000	21,587,036

		86,410,001

Tennessee — 0.4%
Metropolitan Nashville Airport Authority, Series A, 5.00%, 07/01/49(h)	10,000	11,791,413
Tennessee Housing Development Agency, RB, S/F Housing
Series 3, 3.85%, 07/01/43	7,165	7,438,504
Series 3, 3.95%, 01/01/49	7,150	7,286,202
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	6,115	6,371,962

		32,888,081

Texas — 0.9%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/25(e)	10,000	11,186,725
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(e)	10,000	10,372,288
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	11,294,172
Midlothian Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	10,000	11,532,085
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/51	10,000	12,600,088
Tarrant Regional Water District Water Supply System Revenue, RB, 5.00%, 03/01/52(a)	10,000	10,000,000
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	11,706,388

		78,691,746

Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, 5.00%, 07/01/51	10,000	11,860,945
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/25(e)	10,000	11,179,006

		23,039,951

Virginia — 0.8%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	11,753,563
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	10,751,288
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,615,839
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,015,585
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	10,376,300
Series D, 4.00%, 10/01/53	10,000	10,391,904

		65,904,479

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	10,000	14,291,059
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	10,804,542
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,445,240

19

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Snohomish County Public Utility District No 1, Series A, 5.00%, 12/01/51(h)	$10,000	$12,421,065
State of Washington, GO, Series B, 5.00%, 02/01/33	10,000	11,029,580
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	10,000	10,820,168
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,477,828

		82,289,482

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/51.	10,000	11,228,618

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.7% (Cost: $1,255,407,256)		1,301,741,163

Total Long-Term Investments — 107.1% (Cost: $9,418,540,410)		9,498,714,674

	Shares

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(b)(l)	317,337,585	317,337,585

Total Short-Term Securities — 3.6% (Cost: $317,345,889)		317,337,585

Total Investments — 110.7% (Cost: $9,735,886,299)		9,816,052,259

Liabilities in Excess of Other Assets — (1.3)%		(110,777,670)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4)%		(836,181,012)

Net Assets — 100.0%		$8,869,093,577

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	When-issued security.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $82,298,734.

(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$424,955,829	$—	$(107,519,951)(a)	$(77,537)	$(20,756)	$317,337,585	317,337,585	$16,825	$—

iShares National Muni Bond ETF	—	579,779,850	(445,490,972)	(1,916,978)	(2,743,900)	129,628,000	1,150,000	440,698	—

				$(1,994,515)	$(2,764,656)	$446,965,585		$457,523	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	20

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts

10-Year U.S. Treasury Note	8,065	06/21/22	$1,027,909	$(6,804,336)
U.S. Long Bond	3,695	06/21/22	580,230	(8,671,342)
5-Year U.S. Treasury Note	3,806	06/30/22	450,119	(2,249,012)

				$(17,724,690)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$218,719,959	$—	$218,719,959
Investment Companies	129,628,000	—	—	129,628,000
Municipal Bonds	—	7,848,625,552	—	7,848,625,552
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,301,741,163	—	1,301,741,163
Short-Term Securities
Money Market Funds	317,337,585	—	—	317,337,585

	$446,965,585	$9,369,086,674	$—	$9,816,052,259

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(17,724,690)	$—	$—	$(17,724,690)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $835,939,990 are categorized as Level 2 within the fair value hierarchy.

21

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

ETF	Exchange-Traded Fund

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

SCHEDULE OF INVESTMENTS	22